Long-term investments	12 Months Ended
Dec. 31, 2018
Long-term Investments [Abstract]
Long-term investments
9.	Long-term investments

The Group’s long-term investments consist of equity investments with and without readily determinable fair value, and equity method investments.

(i)	Equity investments at fair value with readily determinable fair value

Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies for which the Group does not have significant influence. The equity investments were accounted for as available-for-sale equity investments prior to the adoption of ASC 321. Starting in January 1, 2018 after adopting ASC 321, these investments were classified as equity investments at fair value with readily determinable fair value and reported at fair value. Changes in fair value are recognized in earnings, instead of accumulated other comprehensive income.

The following table summarizes the Group’s equity securities with readily determinable fair values as of December 31, 2018:

	Cost, after adjusted with other-than- temporary impairment	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Equity securities with readily determinable fair values	259,450	112,613	(40,588)	331,475

The following table summarizes the Group’s equity available-for-sale equity investments as of December 31, 2017:

	Cost, after adjusted with other-than- temporary impairment	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Investment security included in long-term investments	74,693	14,240	-	88,933

Before adopting ASC321, the Group’s investment in two operating entities of Babytree Inc. (“Babytree”) was accounted for under the cost method as no readily determinable fair value and the Group does not have ability to exercise significant influence over the investees. In 2018, in connection with the reorganization of BabyTree, the Group’s investment in one of the two operating entities of Babytree in Mainland China was exchanged for a 7.79% equity interest of Babytree Group. The Group then partially disposed of its investment in Babytree Group for a cash consideration of approximately RMB553,425 (US$86,524), resulting in a gain of RMB324,016 (US$47,126), net of tax. Following Babytree Group’s completion of initial public offering, the Group accounted for the investment in Babytree Group as equity investments at fair value with readily determinable fair value.

The Group’s equity investment in IT’S HANBUL CO., LTD. (“IT’S HANBUL”, formerly known as IT’S SKIN CO., LTD.), a South Korean company engaged in the sale of beauty products, is accounted for as equity investment at fair value with readily determinable fair value after adopting ASC 321. The Group recognized impairment loss of RMB114,789 and nil for the years ended December 31, 2016 and 2017, respectively, and fair value losses of RMB41,653 (US$5,927) for the year ended December 31, 2018.

(ii)	Equity investments at fair value without readily determinable fair value

Equity investments at fair value without readily determinable fair value were accounted as cost method investments prior to adopting ASC 321.The carrying amount of the Group’s cost method investments was
RMB520,426
as of December 31, 2017.

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Determining whether an observed transaction is similar to a security within the Group’s portfolio requires judgment based on the rights and preferences of the securities. Recording upward and downward adjustments to the Equity securities without readily determinable fair values as a result of observable price changes requires quantitative assessments of the fair value of the securities using various valuation methodologies and involves the use of estimates. During the year ended December 31, 2018, there were no upward or downward observable price adjustments to the equity securities, except the above investment in Babytree Group. Observable price adjustments are not applicable to prior periods.

As of December 31, 2018, the carrying amount of the Group’s equity investments measured at fair value using the measurement alternative was RMB163,471 (US$23,776) net of RMB20,450 (US$2,974) in accumulated impairment (see Note 5). None of the investments individually is considered as material to the Group’s financial position.

(iii)	Equity method investments

For the years ended December 31, 2016, 2017 and 2018, the Group completed the following investments which were accounted for as equity method investments:

In August 2016, the Group
together with other third parties, set up a management company as a General Partner (“GP”) and obtained
14% equity interests in GP with cash consideration of RMB140
.
Concurrently, the Group together with GP and other third parties entered into a partnership agreement to subscribe partnership interest, as a limited partner in Fund 2016. According to the partnership agreement, the Group held 33.34% equity interest in Fund 2016 with cash consideration of RMB
26,670
.
The investment decisions regarding the Fund were made by the investment committee (as a designee of GP) and the Group had one out of three investment committee seats. Same as the allowance for the loan receivable (see Note 6), the Group also evaluated the recoverability of the investment and concluded that the investment was not recoverable. Accordingly, an impairment of RMB
34,165

(US$
4,969)
was recognized in 2018.

In November 2018, the Group contributed approximately RMB80,100 (US$11,650) in a venture capital fund (“Fund 2018”) for its 44.95% partnership interests and accounted for it as an equity method investee. The Fund 2018 is established, managed and operated in China with a focus on investments in the e-commerce related sectors in China.